Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Time charter revenues	$ 233,007	$ 91,407	$ 85,960
Voyage charter revenues	225,769	159,108	102,972
Bareboat charter revenues	0	2,399	0
Other revenues	1,247	3,949	1,306
Total operating revenues	460,023	256,863	190,238
Gain (loss) on sale of assets and amortization of deferred gains	(312)	300	(10,788)
Other operating income, net	3,881	945	0
Operating expenses
Voyage expenses and commission	118,929	89,886	78,099
Ship operating expenses	132,198	105,843	83,022
Charter hire expenses	70,673	53,691	30,719
Administrative expenses	12,558	12,728	12,469
Provision for uncollectible receivables	0	1,800	4,729
Impairment loss on vessels and newbuildings	1,066	985	152,597
Depreciation	78,093	63,433	52,728
Total operating expenses	413,517	328,366	414,363
Net operating (loss) income	50,075	(70,258)	(234,913)
Other income (expenses)
Interest income	2,207	1,666	849
Interest expense	(59,840)	(45,511)	(29,831)
Equity results of associated companies, including impairment	4,620	(2,523)	(5,033)
Impairment loss on marketable securities	0	(10,050)	(23,323)
Gain (loss) on derivatives	145	(675)	(6,939)
Bargain purchase gain arising on consolidation	0	0	78,876
Other financial items	501	(515)	(336)
Net other (expenses) income	(52,367)	(57,608)	14,263
Net (loss) income before income taxes	(2,292)	(127,866)	(220,650)
Income tax expense (credit)	56	(155)	189
Net (loss) income	$ (2,348)	$ (127,711)	$ (220,839)
Per share information:
(Loss) earnings per share: basic and diluted (in dollars per share)	$ (0.02)	$ (1.34)	$ (7.30)